UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-0547

DWS Technology Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS Technology Fund

	Shares	Value ($)

Common Stocks 96.3%
Consumer Discretionary 0.8%
Internet & Catalog Retail
Amazon.com, Inc.*	31,100	2,667,136
Priceline.com, Inc.* (a)	17,000	2,203,540

		4,870,676
Health Care 0.1%
Health Care Technology
Medidata Solutions, Inc.* (a)	31,800	586,710
Information Technology 95.4%
Communications Equipment 18.2%
Brocade Communications Systems, Inc.*	581,800	4,572,948

Cisco Systems, Inc.*	1,392,789	30,655,286
Comverse Technology, Inc.*	383,600	3,034,276
F5 Networks, Inc.*	80,300	2,980,736
Harris Stratex Networks, Inc. "A"*	20,171	139,987
Juniper Networks, Inc.* (a)	272,500	7,120,425
Motorola, Inc.	1,199,400	8,587,704
Polycom, Inc.* (a)	212,100	5,037,375
QUALCOMM, Inc.	726,654	33,578,681
Research In Motion Ltd.*	155,300	11,802,800
Sonus Networks, Inc.* (a)	1,000,100	1,900,190

		109,410,408
Computers & Peripherals 23.0%
Apple, Inc.*	274,300	44,817,877
EMC Corp.* (a)	517,200	7,789,032
Hewlett-Packard Co.	848,700	36,748,710
International Business Machines Corp.	322,400	38,020,632
Lexmark International, Inc. "A"* (a)	242,900	3,517,192
SanDisk Corp.* (a)	154,300	2,749,626
Synaptics, Inc.* (a)	192,050	4,603,438

		138,246,507
Electronic Equipment, Instruments & Components 1.4%
Corning, Inc.	502,400	8,540,800
Internet Software & Services 11.2%
Akamai Technologies, Inc.*	59,500	978,180
Digital River, Inc.*	109,900	3,884,965
eBay, Inc.*	367,200	7,803,000
Equinix, Inc.* (a)	46,200	3,775,926
Google, Inc. "A"*	92,500	40,982,125
LogMeIn, Inc.*	154,800	3,020,148
Yahoo!, Inc.*	489,700	7,012,504

		67,456,848
IT Services 5.5%
Amdocs Ltd.*	129,200	3,090,464
Cognizant Technology Solutions Corp. "A"*	235,200	6,959,568
CyberSource Corp.* (a)	143,100	2,481,354
Fiserv, Inc.*	93,200	4,418,612
Global Payments, Inc.	193,200	8,172,360
MasterCard, Inc. "A" (a)	16,100	3,123,883
Visa, Inc. "A"	71,800	4,700,028

		32,946,269
Semiconductors & Semiconductor Equipment 18.3%
Applied Materials, Inc.	203,100	2,802,780
ASML Holding NV (NY Registered Shares) (a)	122,300	3,181,023
Atheros Communications* (a)	130,600	3,265,000
Broadcom Corp. "A"*	265,000	7,480,950
Cymer, Inc.* (a)	80,100	2,740,221
FormFactor, Inc.* (a)	89,900	2,072,195
Intel Corp.	1,641,300	31,595,025
Intersil Corp. "A"	165,900	2,383,983
KLA-Tencor Corp. (a)	110,200	3,513,176
Lam Research Corp.* (a)	76,800	2,308,608
Marvell Technology Group Ltd.*	454,000	6,056,360
MediaTek, Inc.	205,665	2,955,713
MEMC Electronic Materials, Inc.*	61,700	1,087,154

Microchip Technology, Inc. (a)	71,600	1,928,188
Microsemi Corp.*	124,500	1,699,425
MKS Instruments, Inc.*	85,600	1,658,072
Monolithic Power Systems* (a)	120,000	2,662,800
National Semiconductor Corp. (a)	125,000	1,882,500
Netlogic Microsystems, Inc.*	125,600	4,991,344
NVIDIA Corp.*	221,600	2,865,288
ON Semiconductor Corp.*	304,800	2,225,040
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	487,590	5,105,066
Texas Instruments, Inc.	459,400	11,048,570
Xilinx, Inc.	115,300	2,500,857

		110,009,338
Software 17.8%
Activision Blizzard, Inc.*	382,100	4,375,045
Adobe Systems, Inc.*	151,015	4,895,907
ANSYS, Inc.* (a)	43,300	1,353,558
ArcSight, Inc.* (a)	160,500	3,044,685
Ariba, Inc.* (a)	498,100	5,235,031
BMC Software, Inc.*	131,100	4,461,333
Check Point Software Technologies Ltd.*	94,800	2,530,212
Citrix Systems, Inc.* (a)	40,500	1,441,800
Electronic Arts, Inc.*	104,700	2,247,909
Informatica Corp.*	186,700	3,433,413
McAfee, Inc.*	124,200	5,536,836
Microsoft Corp.	1,281,900	30,150,288
Nintendo Co., Ltd.	8,800	2,379,836
Oracle Corp.	1,063,900	23,544,107
Salesforce.com, Inc.* (a)	47,600	2,062,984
Symantec Corp.*	371,400	5,545,002
VanceInfo Technologies, Inc. (ADR)*	315,100	4,773,765

		107,011,711

Total Common Stocks (Cost $446,116,140)		579,079,267
Other Investments 1.2%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	3,578,500
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	265,600
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	—	1,951,500
Asset Management Association 1996 LP (2.5% limited partnership interest)* (b)	—	83,000
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	—	422,700
Crosspoint Venture Partners 1993 LP (2.9% limited partnership interest)* (b)	—	61,800
GeoCapital III LP (5.0% limited partnership interest)* (b)	—	21,800
GeoCapital IV LP (2.9% limited partnership interest)* (b)	—	493,500
Med Venture Associates II LP (6.1% limited partnership interest)* (b)	—	45,981
Med Venture Associates III LP (2.7% limited partnership interest)* (b)	—	214,738
Sevin Rosen Fund V (2.8% limited partnership interest)* (b)	—	131,100

Total Other Investments (Cost $21,925,075)		7,270,219
Securities Lending Collateral 10.0%
Daily Assets Fund Institutional, 0.39% (c) (d) (Cost $59,802,719)	59,802,719	59,802,719
Cash Equivalents 1.7%
Cash Management QP Trust, 0.27% (c) (Cost $10,356,953)	10,356,953	10,356,953

			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $538,200,887) †			109.2	656,509,158
Other Assets and Liabilities, Net			(9.2)	(55,364,037)

Net Assets			100.0	601,145,121

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
†

The cost for federal income tax purposes was $548,954,610. At July 31, 2009, net unrealized appreciation for all securities based on tax cost was $107,554,548. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $154,959,617 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $47,405,069.

(a)				All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2009 amounted to $56,296,431 which is 9.4% of net assets.
(b)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,491,717	3,578,500	0.60
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	265,600	0.04
Alloy Ventures 2000 LP**	April 2000 to August 2007	4,719,304	1,951,500	0.33
Asset Management Association 1996 LP**	June 1996 to July 2000	1,121,055	83,000	0.01
Asset Management Association 1998 LP**	December 1998 to November 2001	2,816,280	422,700	0.07
Crosspoint Venture Partners 1993 LP**	April 1993 to November 1998	132,184	61,800	0.01
GeoCapital III LP**	December 1993 to December 1996	341,738	21,800	0.00
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	493,500	0.08
Med Venture Associates II LP**	May 1996 to January 2002	939,974	45,981	0.01
Med Venture Associates III LP**	September 1998 to May 2006	1,182,929	214,738	0.04
Sevin Rosen Fund V**	April 1996 to June 2001	2,264,216	131,100	0.02
Total Restricted Securities		21,533,749	7,270,219	1.21

**				These securities represent venture capital funds.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments
Consumer Discretionary	$ 4,870,676	$ —	$ —	$ 4,870,676
Health Care	586,710	—	—	586,710
Information Technology	568,286,332	5,335,549	—	573,621,881
Other Investments	—	—	7,270,219	7,270,219
Short-Term Investments(e)	59,802,719	10,356,953	—	70,159,672
Total	$ 633,546,437	$ 15,692,502	$ 7,270,219	$ 656,509,158
(e)	See Investment Portfolio for additional detailed categorizations.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Other Investments
Balance as of October 31, 2008	$ 9,479,230
Realized gains (loss)	(6,995,970)
Change in unrealized appreciation (depreciation)	5,712,608
Amortization premium/discount	—
Net purchases (sales)	(925,649)
Net transfers in (out) of Level 3	—
Balance as of July 31, 2009	$ 7,270,219
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2009	$ (1,353,522)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Technology Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Technology Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009